Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Reserve [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 62,315	$ 591	$ 2,767	$ (23,972)	$ 41,701
Balance, shares at Dec. 31, 2016	36,858,189
Statement Line Items [Line Items]
Net and comprehensive loss for the period				(2,879)	(2,879)
Share capital issued through private prospectus	$ 10,877				10,877
Share capital issued through private prospectus, shares	14,503,083
Share capital issued through private placement	$ 3,074				3,074
Share capital issued through private placement, shares	4,098,255
Share issue costs		(588)	39		(549)
Value allocated to warrants	(2,080)		2,080
Expired warrants			(18)	18
Forfeited/expired options			(283)	283
Share-based payments			504		504
Balance at Dec. 31, 2017	$ 73,598	591	5,089	(26,550)	52,728
Balance, shares at Dec. 31, 2017	55,459,527
Statement Line Items [Line Items]
Net and comprehensive loss for the period				(3,022)	(3,022)
Share capital issued through private placement	$ 17,500				17,500
Share capital issued through private placement, shares	23,333,333
Share issue costs	$ (579)				(579)
Value allocated to warrants	(2,572)		2,572
Expired warrants			(48)	48
Forfeited/expired options			(181)	181
Share-based payments			317		317
Balance at Dec. 31, 2018	$ 87,947	591	7,749	(29,343)	66,944
Balance, shares at Dec. 31, 2018	78,792,860
Statement Line Items [Line Items]
Net and comprehensive loss for the period				(28,859)	(28,859)
Share capital issued through private placement	$ 1,728				1,728
Share capital issued through private placement, shares	9,597,931
Flow-through share premium	$ (89)				(89)
Share capital issued as earn-in	$ 51				51
Share capital issued as earn-in, shares	300,000
Share issue costs	$ (344)				(344)
Value allocated to warrants	(287)		287
Expired warrants			(2,080)	2,080
Forfeited/expired options			(1,781)	1,781
Balance at Dec. 31, 2019	$ 89,006	$ 591	$ 4,175	$ (54,341)	$ 39,431
Balance, shares at Dec. 31, 2019	88,690,791